Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 98,350	$ 7,412	$ 3,742
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	150	31	12
Equity-based compensation	492
Deferred income taxes	(126)
Loss on the sale of available-for-sale securities	59
Deferred income tax on the unrealized loss of available-for-sale securities	21
Change in fair value of investment securities	138
Loss on investment			(300)
Selling commissions and dealer manager fees:
Due from related parties	104	(1,024)	120
Due from non-related parties	158	(96)	250
Reimbursable expenses:
Due from related parties	(17,282)	(1,011)	1,450
Due from non-related parties	(523)	(33)	161
Investment banking fees (related party)	(21,420)
Loan receivable		77	(17)
Due from RCAP Holdings and related parties	(7,156)
Prepaid expenses and other assets	(863)	99	(396)
Accounts payable	3,392	902	17
Due from related parties	16,736
Due from related parties	1,719	2,887	11
Payable to broker-dealers	(3,748)	4,158	(1,814)
Deferred revenue (related party)	2,567
Net cash provided by operating activities	72,768	13,402	3,836
Cash flows from investing activities:
Purchases of available-for-sale securities	(10,097)
Proceeds from the sale of available-for-sale securities	1,000
Purchases of investment securities	(6,012)
Purchase of property and equipment	(495)	(106)	(11)
Net cash used in investing activities	(15,604)	(106)	(11)
Cash flows from financing activities:
Proceeds from issuance of common stock	50,000
Payments of offering costs and fees related to the stock issuance	(6,373)
Contributions		3,646	9,519
Distributions to non-controlling interest holders	(47,180)
Distributions to members	(19,650)	(8,200)	(13,560)
Dividends paid	(900)
Net cash used in financing activities	(24,103)	(4,554)	(4,041)
Net increase (decrease) in cash	33,061	8,742	(216)
Cash and cash equivalents, beginning of period	12,683	3,941	4,157
Cash and cash equivalents, end of period	45,744	12,683	3,941
Supplemental disclosures:
Income Taxes Paid	133
Dividends declared but not yet paid	$ 450